Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Estimated Useful Lives for Property and Equipment
The estimated useful lives for the years ended December 31, 2017, 2018 and 2019 are as follows:

Estimated useful lives (years)
Equipment (mainly consist of servers)	3-5
Furniture and fixtures	3-5
Others	3-5

Estimated Useful Lives for Intangible Assets with Finite Lives
The estimated useful lives for the intangible assets with finite lives for the years ended December 31, 2017, 2018 and 2019 are as follows:

Estimated useful lives (years)
Software	2-10
Customer relationships	7
Domain name	20
Others	1-10

Summary of Lease Components Applying IAS17 And IFRIC4

(In millions of yen)

Commitments for operating lease as of December 31, 2018 as disclosed in the Group’s consolidated financial statements	58,688
(Less) Short-term leases recognized as an expense on a straight-line basis	(545)
(Less) Leases of low-value assets recognized as an expense on a straight-line basis	(29)
(Less) Lease contracts commenced on or after January 1, 2019	(3,092)

Lease liabilities before discounts	55,022
Discounts using the Group’s incremental borrowing rate	(7,009)

Lease liabilities recognized at January 1, 2019	48,013